Partners' Capital and Distributions (Tables)	12 Months Ended
Dec. 31, 2014
Partners' Capital Notes [Abstract]
Distributions

Distribution For	Date Paid	Per Unit Amount	Total Amount
2012
4th Quarter	February 14, 2013	$0.4850	$39,390
2013
1st Quarter	May 15, 2013	$0.4975	$40,405
2nd Quarter	August 14, 2013	$0.5100	$42,302
3rd Quarter	November 14, 2013	$0.5225	$46,344
4th Quarter	February 14, 2014	$0.5350	$47,453
2014
1st Quarter	May 15, 2014	$0.5500	$48,783
2nd Quarter	August 14, 2014	$0.5650	$50,114
3rd Quarter	November 14, 2014	$0.5800	$54,112
4th Quarter	February 13, 2015	$0.5950	$56,542

New Common Units Issued To The Public For Cash

Period	Purchaser of Common Units	Units	Gross Unit Price	Issuance Value	Costs	Net Proceeds
September 2014	Public	4,600	$50.71	$233,266	$(7,541)	$225,725
September 2013	Public	5,750	$47.51	$273,183	$(9,609)	$263,574
March 2012	Public	5,750	$30.80	$177,100	$(7,679)	$169,421